Jassmin McIver-Jones
Assistant Vice President, Legal
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Telephone: (336)691-3892
Jassmin.McIver-Jones@LFG.com

VIA EDGAR

January 27, 2023

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: Lincoln Life Flexible Premium Variable Life Account M
      The Lincoln National Life Insurance Company
File No: 333-249922; 811-08557; CIK: 0001048607
      Post-Effective Amendment No.: 3 on Form N-6, Rule 485(a)
      Lincoln VULONE 2021

Dear Sir or Madam:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for a variable life insurance product.  The marketing name for this product is “Lincoln VULone 2021.”  The purpose of this filing is to introduce allocation requirements and to update the maximum  sales charges imposed on premiums (load) for all new purchasers.

A courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer.

Please contact me at (336) 691-3892 with any questions or comments about this filing.

Sincerely,

Jassmin McIver-Jones
Assistant Vice President